CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 20,611,122	$ 30,052,823
Prepaid expenses and other current assets	829,595	116,646
Total current assets	32,206,622	33,282,927
Property and equipment, net	177,931	18,617
Intangible assets, net	32,900,000	0
Goodwill	140,287,000	0
Operating right-of-use assets	240,816	77,011
Life settlement policies, at cost	9,889,610	8,716,111
Life settlement policies, at fair value	56,685,617	13,809,352
Available for sale securities, at fair value	1,000,000	1,000,000
Other investments	1,600,000	1,300,000
Due from members and affiliates	75,582	0
State security deposit	206,873	0
Certificate of deposit	262,500	0
Other assets, at fair value	1,801,886	890,829
TOTAL ASSETS	277,334,437	59,094,847
CURRENT LIABILITIES:
Accrued expenses	524,400	0
Accounts payable	401,500	40,014
Operating lease liabilities—current portion	227,561	48,127
Accrued transaction costs	182,571	908,256
Contract liabilities—deposits on pending settlements	981,217	0
Income taxes payable	185,831	0
Total current liabilities	13,894,422	1,302,409
SPV purchase and sale note	25,000,000	0
Long-term debt, at fair value	66,165,396	28,249,653
Operating lease liabilities—noncurrent portion	16,864	29,268
Deferred tax liability	9,320,240	1,363,820
Warrant liability	2,438,600	0
TOTAL LIABILITIES	116,835,522	30,945,150
COMMITMENTS AND CONTINGENCIES (11)
SHAREHOLDERS' EQUITY (DEFICIT)
Additional paid-in capital	188,641,886	704,963
Retained earnings/(accumulated deficit)	(29,382,362)	25,487,323
Accumulated other comprehensive income	877,306	1,052,836
Non-controlling interest	355,789	899,538
Total shareholders' equity (deficit)	160,498,915	28,149,697	[1]
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)	277,334,437	59,094,847
Class A Common Stock
SHAREHOLDERS' EQUITY (DEFICIT)
Class A common stock, $0.0001 par value; 200,000,000 authorized shares; 62,961,688 and 50,369,350 shares issued and outstanding at June 30, 2023 and December 31, 2022, respectively	6,296	5,037
Nonrelated Party
CURRENT ASSETS:
Accounts receivable	192,595	10,448
Other receivables	21,252	0
CURRENT LIABILITIES:
Other current liabilities	258,759	42,227
Affiliated Entity
CURRENT ASSETS:
Other receivables	10,473,748	2,904,646
CURRENT LIABILITIES:
Other current liabilities	10,415,154	263,785
Related Party
CURRENT ASSETS:
Accounts receivable	78,310	198,364
Owners
CURRENT LIABILITIES:
Other current liabilities	$ 717,429	$ 0

[1]	Both the number of shares outstanding and their par value have been retrospectively recast for all prior periods presented to reflect the par value of the outstanding stock of the Abacus Life Inc. as a result of the successful Business Combination.